Performance Management - Federated Hermes Opportunistic High Yield Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, compared to a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes Opportunistic High Yield Bond Fund – SS Class
Bar Chart Closing [Text Block]

The Fund's SS class total return for the three-month period from January 1, 2026 to March 31, 2026, was (1.07)%.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 11.03% (quarter ended June 30, 2020). Its lowest quarterly return was (15.09)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s initial share class, the SS class, commenced operations on August 23, 1984. The Fund’s A and C classes commenced operations on April 30, 2014. The Fund’s R6 class commenced operations on April 27, 2017. For the periods prior to the commencement of operations of the A, C, and R6 classes, the respective class performance would have been substantially similar to the returns of the SS class, because all classes are invested in the same portfolio of securities and would differ only to the extent that the newer classes do not have the same expenses as the SS class. Accordingly, the information shown below is for the SS class adjusted to reflect the expenses of the newer classes for each year for which the respective class expenses would have exceeded the actual expenses paid by the SS class. The performance information has also been adjusted to reflect any applicable differences between the sales loads and charges imposed on the purchase and redemption of the respective share classes, as well as the removal of any waivers/reimbursements of Fund expenses that may have occurred during the periods prior the commencement of operations of the newer classes. Please note that for any newer class with higher expenses than the SS class, such as the A class and the C class, performance shown is lower than the SS class. For any newer class with lower expenses than the SS class, such as the R6 class, adjustments may have been made with respect to removal of waivers/reimbursements. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s SS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the SS class, and after-tax returns for the A, C, IS and R6 classes will differ from those shown for the SS class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.(For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the SS class, and after-tax returns for the A, C, IS and R6 classes will differ from those shown for the SS class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
SS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's SS class total return for the three-month period
Bar Chart, Year to Date Return	(1.07%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020